Net Loss Attributable to Common Shareholders - Schedule of Computation of Net Loss per Share on Basic and Diluted Basis (Detail) - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Basic and Diluted Net loss per share:
Net Income allocable to shares subject to redemption	$ 30,687		$ 1,180
Shares used in computation:
Weighted-average common shares outstanding	11,500,000		12,736,775
Basic and Diluted Net loss per share:	$ 1.18		$ (3.06)
LCP Edge Intermediate, Inc. [Member]
Basic and Diluted Net loss per share:
Net loss	$ (3,274,000)	$ (9,070,000)		$ (29,175,000)	$ (1,638,000)	$ (317,000)
Less: Distributions to preferred stockholders						(85,021,000)
Less: Cumulative preferred dividends	(201,000)	(188,000)		(740,000)	(721,000)	(5,591,000)
Net Income allocable to shares subject to redemption	$ (3,475,000)	$ (9,258,000)		$ (29,915,000)	$ (2,359,000)	$ (90,929,000)
Shares used in computation:
Weighted-average common shares outstanding	54,358	49,205		52,494	49,205	49,151
Basic and Diluted Net loss per share:	$ (63.92)	$ (188.17)		$ (569.87)	$ (47.94)	$ (1,849.99)